Stock Incentive Plans	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Stock Incentive Plans	Stock Incentive Plans
2024 Equity Incentive Plan
On February 15, 2024, at the Annual Meeting, the GigCapital5 stockholders considered and approved the 2024 Equity Incentive Plan (the “2024 Incentive Plan”) and reserved 786,031 shares of common stock for issuance thereunder. The 2024 Incentive Plan became effective immediately upon the Closing of the Business Combination on March 4, 2024. The term of the 2024 Incentive Plan is 10 years. The number of shares of common stock reserved for issuance under the 2024 Incentive Plan will automatically increase on January 1 of each year, beginning on January 1, 2025 and continuing through January 1, 2035, by 5% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Board of Directors. Under the 2024 Incentive Plan, the Company may issue stock options, stock appreciation rights (“SARs”), restricted stock awards (“RSAs”), restricted stock units (“RSUs”), and performance awards (“PAs”). The term of stock options may not exceed 10 years and is subject to vesting conditions, which is subject to the option holder’s continued service to the Company. The exercise price of any stock option award cannot be less than fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the total combined voting power of all classes of stock of the Company or any parent or subsidiary, must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years.
There were 739,645 options outstanding under the 2024 Incentive Plan as of December 31, 2024.
QT Imaging Incentive Plan
In September 2021, the Board of Directors approved and the Company adopted the Plan (the “QT Imaging Plan”). The maximum aggregate number of shares of common stock that the Company may award under the QT Imaging Plan was 2,333,333. The term of the QT Imaging Plan was originally 10 years. The QT Imaging Plan was administered by the compensation committee of the Company’s Board of Directors (the “Administrator”). The Company may grant awards to eligible participants which may take the form of stock options (both incentive stock options and non-qualified stock options), stock purchase rights, restricted stock, restricted stock units and performance stock awards. Awards may be granted to employees, directors, and consultants (as defined in the QT Imaging Plan.) The term of any stock option award may not exceed 10 years and may be subject to vesting conditions, as determined by the Administrator. Incentive stock options may only be granted to employees of the Company or any subsidiary that is a “subsidiary corporation” within the meaning of Section 424(f) of the Internal Revenue Code. The exercise price of any stock option award cannot be less than fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the total combined voting power of all classes of stock of the Company or any parent or subsidiary, must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years. Vesting is subject to the option holder’s continued service to the Company, ranging up to a four-year period. Unvested options are subject to forfeiture upon termination of employment. On March 4, 2024, the QT Imaging Plan was terminated in accordance with the terms of the Business Combination Agreement and the options to purchase 412,560 shares of common stock were cancelled at the close of the Business Combination in accordance with the terms of the Business Combination Agreement.
The following table summarizes information regarding activity in the QT Imaging Plan and the 2024 Incentive Plan during the year ended December 31, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding, January 1, 2024 (1)	416,603	$74.40	6.9
Granted under the 2024 Incentive Plan (1)	766,333	$2.16
Cancelled (1)	(30,731)	$10.80
Terminated pursuant to Business Combination Agreement (1)	(412,560)	$74.49
Outstanding, December 31, 2024 (1)	739,645	$2.16	9.5
Exercisable as of December 31, 2024	—	$—	—
Vested and expected to vest as of December 31, 2024 (1)	739,645	$2.16	9.5
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(1)Amounts and per share amounts for the year ended December 31, 2024 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
During the year ended December 31, 2024, a total of 766,333 options were granted to employees and nonemployees with a weighted-average grant date fair value of $1.38 per share. There were no options granted during year ended December 31, 2023.
The determination of the fair value of options granted during the year ended December 31, 2024 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

Stock price per share	$2.16
Expected option term (years)	5.7
Expected volatility	67.9%
Risk-free rate of return	4.3%
Expected annual dividend yield	—%
Option pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on the analysis of volatilities of the Company’s selected public peer group over a period commensurate with the expected term of the options. The expected term of employee options represents the weighted-average period the options are expected to remain outstanding and was derived using the simplified method for awards that qualify for its “plain-vanilla” options. All awards that are outstanding are qualified for “plain-vanilla” options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term in consistent with the expected life of the stock options. No dividend yield is included as the Company has not issued any dividends and do not anticipate issuing any dividends in the future.
The following table shows stock-based compensation expense by functional area in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Research and development	$58,270	$105,255
Selling, general and administrative	231,525	604,139
	$289,795	$709,394
No stock-based compensation expense was capitalized to inventory for years ended December 31, 2024 and 2023.
As of December 31, 2024, the total unrecognized compensation cost related to all nonvested stock options was $758,294 and the weighted-average period over which it is expected to be recognized is 2.1 years.
Stock Incentive Plan
Inducement Equity Incentive Plan
On August 22, 2025, the Company adopted the Inducement Equity Incentive Plan (the “Inducement Equity Plan”), which authorizes 108,333 shares of common stock. Options to purchase 108,333 shares of common stock were issued during the three and nine months ended September 30, 2025 at a weighted-average fair value of $1.63 per share. The following table summarizes information regarding activity in the Inducement Equity Plan during the nine months ended September 30, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding, January 1, 2025	—	$—	0
Granted	108,333	7.47
Cancelled	—	—
Outstanding, September 30, 2025	108,333	$7.47	9.9
Exercisable as of September 30, 2025	—	$—	0
Expected-to-vest as of September 30, 2025	108,333	$7.47	9.9
2024 Equity Incentive Plan
On January 1, 2025, an additional 446,137 shares of common stock were added to the 2024 Equity Incentive Plan.
The following table summarizes information regarding activity in the 2024 Equity Incentive Plan during the nine months ended September 30, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding, January 1, 2025 (1)(2)	651,645	$2.25	9.5
Granted	589,333	$2.41
Exercised	(33,333)	$2.25
Cancelled	(66,667)	$2.25
Outstanding, September 30, 2025	1,140,978	$2.34	9.2
Exercisable as of September 30, 2025	417,513	$2.16	9.0
Expected-to-vest as of September 30, 2025	723,465	$2.44	9.3
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(1)Share amounts as of January 1, 2025 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of share of common stock outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
(2)The options outstanding as of December 31, 2024 were revised by 88,000 from the amount previously reported on the Annual Report on Form 10-K for the year ended December 31, 2024. The effect on stock-based compensation was immaterial.
Options to purchase 67,333 shares of common stock were granted during the three months ended September 30, 2025 at a weighted-average fair value of $3.71 per share. Options to purchase 589,333 shares of common stock were granted during the nine months ended September 30, 2025 at a weighted-average fair value of $1.55 per share. Options to purchase 690,645 shares of common stock were granted during the three and nine months ended September 30, 2024 at a weighted-average fair value of $1.42 per share. The determination of the fair value of options granted during the three and nine months ended September 30, 2025 and 2024 was computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Stock price per share	$5.64	$2.22	$2.41	$2.22
Expected option term (years)	5.9	5.7	5.5	5.7
Expected volatility	71.4%	67.9%	71.3%	67.9%
Risk-free rate of return	3.9%	4.3%	4.0%	4.3%
Expected annual dividend yield	—%	—%	—%	—%
Option pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on the analysis of volatilities of the Company’s selected public peer group over a period commensurate with the expected term of the options. The expected term of employee options represents the weighted-average period the options are expected to remain outstanding and was derived using the simplified method for awards that qualify for its “plain-vanilla” options. All awards that are outstanding are qualified for “plain-vanilla” options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term in consistent with the expected life of the stock options. No dividend yield is included as the Company has not issued any dividends and do not anticipate issuing any dividends in the future.
The following table shows stock-based compensation expense by functional area in the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Research and development	$25,616	$22,248	$53,912	$36,198
Selling, general and administrative	173,179	104,955	464,809	129,989
	$198,795	$127,203	$518,721	$166,187
Stock-based compensation expense capitalized to inventory for three and nine months ended September 30, 2025 and 2024 was insignificant.
As of September 30, 2025, the total unrecognized compensation cost related to all nonvested stock options was $1.5 million and the weighted-average period over which it is expected to be recognized is 1.27 years.